Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 5,931	$ 6,445	$ 4,863	$ 4,735
Interest-bearing deposits with banks	159,962	164,149
Trading loans, securities, and other	147,590	148,318
Non-trading financial assets at fair value through profit or loss	9,390	8,548
Derivatives	54,427	54,242
Financial assets designated at fair value through profit or loss	4,564	4,739
Financial assets at fair value through other comprehensive income	79,066	103,285
Debt securities at amortized cost, net of allowance for credit losses	268,939	227,679
Securities purchased under reverse repurchase agreements	167,284	169,162
Loans
Residential mortgages	268,340	252,219
Consumer instalment and other personal	189,864	185,460
Credit card	30,738	32,334
Business and government	240,070	255,799
Total loans	729,012	725,812
Allowance for loan losses	(6,390)	(8,289)
Loans, net of allowance for loan losses	722,622	717,523
Customers' liability under acceptances	18,448	14,941
Goodwill	16,232	17,148	16,976
Other intangibles	2,123	2,125
Land, buildings, equipment, and other depreciable assets	9,181	10,136
Deferred tax assets	2,265	2,444
Amounts receivable from brokers, dealers, and clients	32,357	33,951
Other assets	17,179	18,856
Total assets	1,728,672	1,715,865	1,415,290
Liabilities
Trading deposits	22,891	19,177
Derivatives	57,122	53,203
Securitization liabilities at fair value	13,505	13,718
Financial liabilities designated at fair value through profit or loss	113,988	59,665
Deposits
Personal	633,498	625,200
Banks	20,917	28,969
Business and government	470,710	481,164
Total deposits, other than trading	1,125,125	1,135,333
Acceptances	18,448	14,941
Obligations related to securities sold short	42,384	34,999
Obligations related to securities sold under repurchase agreements	144,097	188,876
Securitization liabilities at amortized cost	15,262	15,768
Amounts payable to brokers, dealers, and clients	28,993	35,143
Insurance-related liabilities	7,676	7,590
Other liabilities	28,133	30,476
Subordinated notes and debentures	11,230	11,477
Equity	99,818	95,499	$ 87,701
Total liabilities and equity	1,728,672	1,715,865
Off-balance sheet commitments
Total off-balance sheet commitments	262,677	266,867
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	257,341	260,753
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,263	2,867
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,073	3,247
TD Schwab [member]
Loans
Investment in Schwab	11,112	12,174
Not later than one month [member]
Assets
Cash and due from banks	5,931	6,437
Interest-bearing deposits with banks	158,039	161,326
Trading loans, securities, and other	2,020	4,363
Non-trading financial assets at fair value through profit or loss	58	80
Derivatives	6,146	5,299
Financial assets designated at fair value through profit or loss	441	820
Financial assets at fair value through other comprehensive income	1,030	2,501
Debt securities at amortized cost, net of allowance for credit losses	1,235	6,444
Securities purchased under reverse repurchase agreements	92,356	98,721
Loans
Residential mortgages	930	472
Consumer instalment and other personal	641	706
Credit card		0
Business and government	27,691	27,193
Total loans	29,262	28,371
Allowance for loan losses		0
Loans, net of allowance for loan losses	29,262	28,371
Customers' liability under acceptances	16,039	12,699
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets		0
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients	32,357	33,951
Other assets	3,100	3,521
Total assets	348,014	364,533
Liabilities
Trading deposits	1,697	1,802
Derivatives	7,387	4,718
Securitization liabilities at fair value		0
Financial liabilities designated at fair value through profit or loss	23,923	18,654
Deposits
Personal	5,799	6,240
Banks	8,903	12,870
Business and government	15,795	25,387
Total deposits, other than trading	30,497	44,497
Acceptances	16,039	12,699
Obligations related to securities sold short	1,096	698
Obligations related to securities sold under repurchase agreements	120,938	122,433
Securitization liabilities at amortized cost		0
Amounts payable to brokers, dealers, and clients	28,993	35,143
Insurance-related liabilities	158	306
Other liabilities	9,008	7,672
Subordinated notes and debentures		0
Equity		0
Total liabilities and equity	239,736	248,622
Off-balance sheet commitments
Total off-balance sheet commitments	14,847	20,548
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,788	19,568
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	59	77
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		903
Not later than one month [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than one month and not later than three months [member]
Assets
Cash and due from banks		8
Interest-bearing deposits with banks	373	656
Trading loans, securities, and other	4,382	6,920
Non-trading financial assets at fair value through profit or loss	3	0
Derivatives	9,393	7,167
Financial assets designated at fair value through profit or loss	311	183
Financial assets at fair value through other comprehensive income	6,532	2,799
Debt securities at amortized cost, net of allowance for credit losses	6,567	23,449
Securities purchased under reverse repurchase agreements	30,580	30,246
Loans
Residential mortgages	2,389	2,845
Consumer instalment and other personal	987	1,423
Credit card		0
Business and government	5,390	4,938
Total loans	8,766	9,206
Allowance for loan losses		0
Loans, net of allowance for loan losses	8,766	9,206
Customers' liability under acceptances	2,327	2,036
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	3	1
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	1,049	1,060
Total assets	70,286	83,731
Liabilities
Trading deposits	5,373	2,429
Derivatives	9,392	6,783
Securitization liabilities at fair value	538	608
Financial liabilities designated at fair value through profit or loss	12,526	7,290
Deposits
Personal	9,750	8,996
Banks	338	1,592
Business and government	12,080	24,703
Total deposits, other than trading	22,168	35,291
Acceptances	2,327	2,036
Obligations related to securities sold short	729	1,095
Obligations related to securities sold under repurchase agreements	13,904	23,944
Securitization liabilities at amortized cost	344	1,055
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	273	350
Other liabilities	3,106	3,630
Subordinated notes and debentures		0
Equity		0
Total liabilities and equity	70,680	84,511
Off-balance sheet commitments
Total off-balance sheet commitments	25,218	24,037
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,189	23,526
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	170	169
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	859	342
Later than one month and not later than three months [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than three months and not later than six months [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks	185	0
Trading loans, securities, and other	5,059	7,866
Non-trading financial assets at fair value through profit or loss	543	600
Derivatives	5,289	4,554
Financial assets designated at fair value through profit or loss	187	631
Financial assets at fair value through other comprehensive income	11,881	8,490
Debt securities at amortized cost, net of allowance for credit losses	8,180	16,052
Securities purchased under reverse repurchase agreements	22,332	23,879
Loans
Residential mortgages	5,050	7,286
Consumer instalment and other personal	2,029	3,437
Credit card		0
Business and government	6,707	8,973
Total loans	13,786	19,696
Allowance for loan losses		0
Loans, net of allowance for loan losses	13,786	19,696
Customers' liability under acceptances	76	204
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	10	6
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	2,204	643
Total assets	69,732	82,621
Liabilities
Trading deposits	4,867	2,065
Derivatives	4,581	3,997
Securitization liabilities at fair value	1,013	243
Financial liabilities designated at fair value through profit or loss	33,712	12,563
Deposits
Personal	8,491	9,139
Banks	135	313
Business and government	8,268	24,841
Total deposits, other than trading	16,894	34,293
Acceptances	76	204
Obligations related to securities sold short	1,753	993
Obligations related to securities sold under repurchase agreements	7,255	30,879
Securitization liabilities at amortized cost	414	221
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	405	382
Other liabilities	925	1,744
Subordinated notes and debentures		0
Equity		0
Total liabilities and equity	71,895	87,584
Off-balance sheet commitments
Total off-balance sheet commitments	23,687	27,468
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,482	25,918
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	185	183
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20	1,367
Later than three months and not later than six months [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than six months and not later than nine months [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks		0
Trading loans, securities, and other	2,275	6,913
Non-trading financial assets at fair value through profit or loss	1,250	2,271
Derivatives	2,885	2,810
Financial assets designated at fair value through profit or loss	167	234
Financial assets at fair value through other comprehensive income	3,381	6,101
Debt securities at amortized cost, net of allowance for credit losses	4,889	5,855
Securities purchased under reverse repurchase agreements	14,191	11,776
Loans
Residential mortgages	10,061	9,994
Consumer instalment and other personal	4,049	3,941
Credit card		0
Business and government	10,533	11,653
Total loans	24,643	25,588
Allowance for loan losses		0
Loans, net of allowance for loan losses	24,643	25,588
Customers' liability under acceptances	2	2
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	4	91
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	159	2,783
Total assets	53,846	64,424
Liabilities
Trading deposits	2,953	3,057
Derivatives	2,969	1,917
Securitization liabilities at fair value	514	652
Financial liabilities designated at fair value through profit or loss	28,017	15,892
Deposits
Personal	5,999	9,550
Banks	25	56
Business and government	5,433	15,274
Total deposits, other than trading	11,457	24,880
Acceptances	2	2
Obligations related to securities sold short	1,648	823
Obligations related to securities sold under repurchase agreements	1,700	1,791
Securitization liabilities at amortized cost	475	422
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	405	316
Other liabilities	228	701
Subordinated notes and debentures		0
Equity		0
Total liabilities and equity	50,368	50,453
Off-balance sheet commitments
Total off-balance sheet commitments	20,688	20,504
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,887	20,089
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	244	188
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	557	227
Later than six months and not later than nine months [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than nine months and not later than one year [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks		0
Trading loans, securities, and other	2,874	3,867
Non-trading financial assets at fair value through profit or loss	53	69
Derivatives	1,818	2,525
Financial assets designated at fair value through profit or loss	363	107
Financial assets at fair value through other comprehensive income	2,914	4,886
Debt securities at amortized cost, net of allowance for credit losses	4,030	5,498
Securities purchased under reverse repurchase agreements	7,441	4,204
Loans
Residential mortgages	10,077	10,481
Consumer instalment and other personal	3,254	3,893
Credit card		0
Business and government	8,503	8,672
Total loans	21,834	23,046
Allowance for loan losses		0
Loans, net of allowance for loan losses	21,834	23,046
Customers' liability under acceptances	4	0
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	4	9
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	150	470
Total assets	41,485	44,681
Liabilities
Trading deposits	1,196	1,639
Derivatives	2,244	2,012
Securitization liabilities at fair value	301	345
Financial liabilities designated at fair value through profit or loss	14,678	5,251
Deposits
Personal	6,148	7,288
Banks		28
Business and government	1,311	7,214
Total deposits, other than trading	7,459	14,530
Acceptances	4	0
Obligations related to securities sold short	432	707
Obligations related to securities sold under repurchase agreements	272	4,952
Securitization liabilities at amortized cost	403	404
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	425	305
Other liabilities	767	1,048
Subordinated notes and debentures		0
Equity		0
Total liabilities and equity	28,181	31,193
Off-balance sheet commitments
Total off-balance sheet commitments	15,786	14,862
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	15,616	14,289
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	170	165
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		408
Later than nine months and not later than one year [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than one year and not later than two years [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks		0
Trading loans, securities, and other	12,293	9,732
Non-trading financial assets at fair value through profit or loss	745	1,430
Derivatives	7,172	6,314
Financial assets designated at fair value through profit or loss	851	930
Financial assets at fair value through other comprehensive income	4,089	25,305
Debt securities at amortized cost, net of allowance for credit losses	27,819	12,386
Securities purchased under reverse repurchase agreements	140	29
Loans
Residential mortgages	34,004	38,182
Consumer instalment and other personal	14,333	14,594
Credit card		0
Business and government	23,332	35,439
Total loans	71,669	88,215
Allowance for loan losses		0
Loans, net of allowance for loan losses	71,669	88,215
Customers' liability under acceptances		0
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	19	29
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	74	150
Total assets	124,871	144,520
Liabilities
Trading deposits	2,135	3,510
Derivatives	7,403	5,438
Securitization liabilities at fair value	2,814	2,495
Financial liabilities designated at fair value through profit or loss	1,127	0
Deposits
Personal	7,611	10,095
Banks	2	0
Business and government	28,880	14,378
Total deposits, other than trading	36,493	24,473
Acceptances		0
Obligations related to securities sold short	4,574	4,888
Obligations related to securities sold under repurchase agreements	28	4,873
Securitization liabilities at amortized cost	3,448	1,642
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	982	963
Other liabilities	1,522	1,304
Subordinated notes and debentures		0
Equity		0
Total liabilities and equity	60,526	49,586
Off-balance sheet commitments
Total off-balance sheet commitments	39,357	44,417
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	38,639	43,760
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	591	657
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	127	0
Later than one year and not later than two years [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than two years and not later than five years [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks		0
Trading loans, securities, and other	21,299	23,624
Non-trading financial assets at fair value through profit or loss	3,803	1,425
Derivatives	10,895	10,004
Financial assets designated at fair value through profit or loss	624	1,253
Financial assets at fair value through other comprehensive income	21,983	23,667
Debt securities at amortized cost, net of allowance for credit losses	79,375	62,145
Securities purchased under reverse repurchase agreements	244	307
Loans
Residential mortgages	166,855	138,912
Consumer instalment and other personal	81,413	68,961
Credit card		0
Business and government	71,025	70,478
Total loans	319,293	278,351
Allowance for loan losses		0
Loans, net of allowance for loan losses	319,293	278,351
Customers' liability under acceptances		0
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	466	299
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	112	125
Total assets	458,094	401,200
Liabilities
Trading deposits	3,516	3,455
Derivatives	10,792	11,084
Securitization liabilities at fair value	5,737	6,706
Financial liabilities designated at fair value through profit or loss	1	4
Deposits
Personal	7,254	7,923
Banks	2	4
Business and government	37,255	52,852
Total deposits, other than trading	44,511	60,779
Acceptances		0
Obligations related to securities sold short	12,640	9,789
Obligations related to securities sold under repurchase agreements		4
Securitization liabilities at amortized cost	7,043	8,799
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	1,673	1,676
Other liabilities	1,796	1,402
Subordinated notes and debentures	200	200
Equity		0
Total liabilities and equity	87,909	103,898
Off-balance sheet commitments
Total off-balance sheet commitments	117,437	108,826
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	115,624	107,951
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,303	875
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		0
Later than two years and not later than five years [member] | TD Schwab [member]
Loans
Investment in Schwab		0
Later than five years [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks		0
Trading loans, securities, and other	23,119	27,554
Non-trading financial assets at fair value through profit or loss	1,931	1,879
Derivatives	10,829	15,569
Financial assets designated at fair value through profit or loss	1,620	581
Financial assets at fair value through other comprehensive income	22,658	26,957
Debt securities at amortized cost, net of allowance for credit losses	136,846	95,852
Securities purchased under reverse repurchase agreements		0
Loans
Residential mortgages	38,974	44,047
Consumer instalment and other personal	27,126	28,038
Credit card		0
Business and government	61,647	65,144
Total loans	127,747	137,229
Allowance for loan losses		0
Loans, net of allowance for loan losses	127,747	137,229
Customers' liability under acceptances		0
Goodwill		0
Other intangibles		0
Land, buildings, equipment, and other depreciable assets	3,664	4,384
Deferred tax assets		0
Amounts receivable from brokers, dealers, and clients		0
Other assets	73	171
Total assets	328,487	310,176
Liabilities
Trading deposits	1,154	1,220
Derivatives	12,354	17,254
Securitization liabilities at fair value	2,588	2,669
Financial liabilities designated at fair value through profit or loss	4	11
Deposits
Personal	29	37
Banks	4	5
Business and government	6,079	3,386
Total deposits, other than trading	6,112	3,428
Acceptances		0
Obligations related to securities sold short	17,505	14,986
Obligations related to securities sold under repurchase agreements		0
Securitization liabilities at amortized cost	3,135	3,225
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	872	1,033
Other liabilities	4,815	5,633
Subordinated notes and debentures	11,030	11,277
Equity		0
Total liabilities and equity	59,569	60,736
Off-balance sheet commitments
Total off-balance sheet commitments	4,330	4,896
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,789	4,343
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	541	553
Later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Later than five years [member] | TD Schwab [member]
Loans
Investment in Schwab		0
No specific maturity [member]
Assets
Cash and due from banks		0
Interest-bearing deposits with banks	1,365	2,167
Trading loans, securities, and other	74,269	57,479
Non-trading financial assets at fair value through profit or loss	1,004	794
Derivatives		0
Financial assets designated at fair value through profit or loss		0
Financial assets at fair value through other comprehensive income	4,598	2,579
Debt securities at amortized cost, net of allowance for credit losses	(2)	(2)
Securities purchased under reverse repurchase agreements		0
Loans
Residential mortgages		0
Consumer instalment and other personal	56,032	60,467
Credit card	30,738	32,334
Business and government	25,242	23,309
Total loans	112,012	116,110
Allowance for loan losses	(6,390)	(8,289)
Loans, net of allowance for loan losses	105,622	107,821
Customers' liability under acceptances		0
Goodwill	16,232	17,148
Other intangibles	2,123	2,125
Land, buildings, equipment, and other depreciable assets	5,011	5,317
Deferred tax assets	2,265	2,444
Amounts receivable from brokers, dealers, and clients		0
Other assets	10,258	9,933
Total assets	233,857	219,979
Liabilities
Trading deposits		0
Derivatives		0
Securitization liabilities at fair value		0
Financial liabilities designated at fair value through profit or loss		0
Deposits
Personal	582,417	565,932
Banks	11,508	14,101
Business and government	355,609	313,129
Total deposits, other than trading	949,534	893,162
Acceptances		0
Obligations related to securities sold short	2,007	1,020
Obligations related to securities sold under repurchase agreements		0
Securitization liabilities at amortized cost		0
Amounts payable to brokers, dealers, and clients		0
Insurance-related liabilities	2,483	2,259
Other liabilities	5,966	7,342
Subordinated notes and debentures		0
Equity	99,818	95,499
Total liabilities and equity	1,059,808	999,282
Off-balance sheet commitments
Total off-balance sheet commitments	1,327	1,309
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,327	1,309
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		0
No specific maturity [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		0
No specific maturity [member] | TD Schwab [member]
Loans
Investment in Schwab	$ 11,112	$ 12,174